Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Employer Contribution, Receivable	$ 145,556	$ 70,330
EBP, Note Receivable from Participant	2,080,255	1,957,009
EBP, Investment Income, Receivable	3,447	3,113
EBP, Net Asset Available for Benefit	136,167,784	109,607,791
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	128,150,798	102,315,140
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,731,716	3,983,627
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	118,650,066	93,508,630
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,769,016	4,822,883
EBP, Pooled Separate Account
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 5,787,728	$ 5,262,199